EMPLOYMENT COSTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employment Costs [Abstract]
Total employment costs, comprising of salaries, benefits and share-based compensation expense, net of government grants and tax credits	$ 35,049	$ 24,659
Amount of subsidies recorded	1,617	5,322
Subsidies recognized as a reduction of employment costs	1,553	5,260
Subsidies related to eligible costs incurred in connection with development of software	64	62
Subsidies receivable		$ 459
Government loans forgiven	301
Reduction to employment costs	$ 301